Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2019
Statement [LineItems]
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)			As at
	October 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$78,275	$78,374	$60,535	$59,948
Other debt securities	52,222	52,370	46,636	46,316
Total debt securities at amortized cost, net of allowance for credit losses	130,497	130,744	107,171	106,264
Total loans, net of allowance for loan losses	684,608	688,154	646,393	642,542
Total financial assets not carried at fair value	$815,105	$818,898	$753,564	$748,806

FINANCIAL LIABILITIES
Deposits	$886,977	$892,597	$851,439	$846,148
Securitization liabilities at amortized cost	14,086	14,258	14,683	14,654
Subordinated notes and debentures	10,725	11,323	8,740	9,027
Total financial liabilities not carried at fair value	$911,788	$918,178	$874,862	$869,829

[1] This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 non-observable inputs for the years ended October 31.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases/ Issuances	Sales/ Settlements[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$(50)	$55	$–	$8	$–
Other debt securities
Canadian issuers	1	–	–	1	(2)	4	(1)	3	–

Other issuers	16	1	–	2	(24)	20	(14)	1	–

	20	1	–	3	(76)	79	(15)	12	–
Non-trading financial assets at fair value through profit or loss
Securities	408	97	–	317	(329)	–	–	493	20

Loans	19	4	–	5	(23)	–	–	5	1

	427	101	–	322	(352)	–	–	498	21

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	24	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,492	–	(3)	31	(13)	–	–	1,507	(4)

Preferred shares	135	–	(16)	1	(75)	–	(1)	44	(23)
	$2,413	$24	$(19)	$32	$(312)	$–	$(563)	$1,575	$(27)

FINANCIAL LIABILITIES

Trading deposits[6]	$(3,024)	$(380)	$–	$(2,030)	$1,342	$–	$–	$(4,092)	$(243)
Derivatives[7]
Interest rate contracts	(63)	(22)	–	–	6	(4)	–	(83)	(32)
Foreign exchange contracts	1	–	–	–	–	(5)	3	(1)	(1)
Equity contracts	(624)	(472)	–	(127)	298	–	–	(925)	(460)

Commodity contracts	27	(33)	–	–	(11)	–	–	(17)	(20)

	(659)	(527)	–	(127)	293	(9)	3	(1,026)	(513)

Financial liabilities designated at fair value through profit or loss	(14)	104	–	(187)	76	–	–	(21)	65
Obligations related to securities sold short	–	–	–	1	–	–	(1)	–	–
[1]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2019, consists of derivative assets of $0.6 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.6 billion (November 1, 2018 – $1.2 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities[1]
(millions of Canadian dollars)	Fair value as at November 1 2017	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2018	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$–	$–	$1	$–	$2	$–	$3	$–
Other debt securities
Canadian issuers	6	–	–	–	(4)	1	(2)	1	(1)

Other issuers	8	(5)	–	46	(31)	172	(174)	16	(2)

	14	(5)	–	47	(35)	175	(176)	20	(3)
Non-trading financial assets at fair value through profit or loss
Securities	305	60	–	54	(11)	–	–	408	51

Loans	15	(4)	–	8	–	–	–	19	(4)

	320	56	–	62	(11)	–	–	427	47

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	15	(18)	–	–	–	–	200	(18)
Other debt securities
Asset-backed securities	553	–	(2)	–	11	–	–	562	(2)
Corporate and other debt	95	12	2	–	(85)	–	–	24	2
Equity securities
Common shares	1,469	–	(5)	23	5	–	–	1,492	(7)

Preferred shares	108	–	27	–	–	–	–	135	26
	$2,428	$27	$4	$23	$(69)	$–	$–	$2,413	$1

FINANCIAL LIABILITIES

Trading deposits[6]	$(2,521)	$78	$–	$(1,729)	$1,128	$(46)	$66	$(3,024)	$122
Derivatives[7]
Interest rate contracts	(70)	10	–	–	(3)	–	–	(63)	6
Foreign exchange contracts	1	–	–	–	1	–	(1)	1	3
Equity contracts	(893)	131	–	(121)	260	–	(1)	(624)	125

Commodity contracts	2	43	–	–	(18)	–	–	27	26

	(960)	184	–	(121)	240	–	(2)	(659)	160

Financial liabilities designated at fair value through profit or loss	(7)	(14)	–	(117)	124	–	–	(14)	(11)
Obligations related to securities sold short	–	–	–	–	4	(4)	–	–	–
[1]

Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period. The presentation of Financial Liabilities has also been revised to conform with the current period presentation.

[2]	Gains (losses) on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2018, consists of derivative assets of $0.5 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.2 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)

The following table presents the Bank's assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
				October 31, 2019		October 31, 2018
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range	Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		101	158	76	172	points

Other debt securities	Market comparable	Bond price equivalent		–	113	–	104	points

Equity securities[1]	Market comparable	New issue price		100	100	n/a	n/a	%
	Discounted cash flow	Discount rate		9	9	6	9	%
	EBITDA multiple	Earnings multiple		3.5	3.5	5.0	20.5	times
	Market comparable	Price equivalent		79	80	84	117	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100	100	%
	Discounted cash flow	Discount rates		8	20	8	40	%
	EBITDA multiple	Earnings multiple		1.1	6.7	0.3	5.3	times
	Market comparable	Liquidity Discount		–	–	50	50	%
	Price-based	Net Asset Value	[2]	n/a	n/a	n/a	n/a

Derivatives
Interest rate contracts	Swaption model	Currency-specific volatility		27	325	15	346	%
	Discounted cash flow	Inflation rate swap curve		1	2	1	2	%
	Option model	Funding ratio		60	75	65	75	%

Foreign exchange contracts	Option model	Currency-specific volatility		4	12	7	14	%

Equity contracts	Option model	Price correlation		(19)	97	1	96	%
		Quanto correlation		10	68	(65)	68	%
		Dividend yield		–	8	–	8	%
		Equity volatility		7	124	10	105	%
	Market comparable	New issue price		100	100	100	100	%

Commodity contracts	Option model	Quanto correlation		(66)	(46)	(66)	(46)%
		Swaption correlation		44	56	n/a	n/a	%

Trading deposits	Option model	Price correlation		(19)	97	1	96	%
		Quanto correlation		(43)	68	(85)	68	%
		Dividend yield		–	16	–	13	%
		Equity volatility		7	96	8	131	%
	Swaption model	Currency-specific volatility		25	325	15	346	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		2	70	2	70	%
[1]

As at October 31, 2019, common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.5 billion (October 31, 2018 – $1.4 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

[2]	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities
Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)				As at
	October 31, 2019		October 31, 2018
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$49	$23	$46	$26
Loans	1	1	2	2
	50	24	48	28
Derivatives
Equity contracts	14	17	16	21
Commodity contracts	–	–	1	1
	14	17	17	22
Financial assets at fair value through other comprehensive income
Other debt securities
Asset-backed securities	–	–	40	40
Corporate and other debt	2	2	2	2
Equity securities
Common shares	6	3	4	2
Preferred shares	10	4	26	7
	18	9	72	51

FINANCIAL LIABILITIES
Trading deposits	23	32	18	26
Derivatives
Interest rate contracts	20	14	15	12
Equity contracts	41	35	45	36
	61	49	60	48
Financial liabilities designated at fair value through profit or loss	2	2	2	2
Total	$168	$133	$217	$177

Summary of Aggregate Difference between Transaction Price and Valuation Technique

The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2019	2018
Balance as at beginning of year	$14	$19
New transactions	38	25
Recognized in the Consolidated Statement of Income during the year	(37)	(30)
Balance as at end of year	$15	$14

At fair value [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
	October 31, 2019					October 31, 2018
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$395	$10,521	$–	$10,916		$127	$14,335	$–	$14,462
Provinces	–	8,510	8	8,518		–	7,535	3	7,538
U.S. federal, state, municipal governments, and agencies debt	–	19,133	–	19,133		–	19,732	–	19,732
Other OECD government guaranteed debt	–	4,132	–	4,132		–	3,324	–	3,324
Mortgage-backed securities	–	1,746	–	1,746		–	2,029	–	2,029
Other debt securities
Canadian issuers	–	5,129	3	5,132		–	5,630	1	5,631
Other issuers	–	13,547	1	13,548		–	14,459	16	14,475
Equity securities
Common shares	56,058	61	–	56,119		43,699	53	–	43,752
Preferred shares	57	–	–	57		33	26	–	59
Trading loans	–	12,482	–	12,482		–	10,990	–	10,990
Commodities	13,761	437	–	14,198		5,540	340	–	5,880
Retained interests	–	19	–	19		–	25	–	25
	70,271	75,717	12	146,000		49,399	78,478	20	127,897
Non-trading financial assets at fair value through profit or loss
Securities	229	3,985	493	4,707		176	2,095	408	2,679
Loans	–	1,791	5	1,796		–	1,317	19	1,336
	229	5,776	498	6,503		176	3,412	427	4,015
Derivatives
Interest rate contracts	22	14,794	–	14,816		33	12,365	–	12,398
Foreign exchange contracts	24	30,623	3	30,650		24	39,647	4	39,675
Credit contracts	–	16	–	16		–	9	–	9
Equity contracts	1	1,298	589	1,888		–	3,170	453	3,623
Commodity contracts	266	1,246	12	1,524		144	1,112	35	1,291
	313	47,977	604	48,894		201	56,303	492	56,996
Financial assets designated at fair value through profit or loss
Securities[2]	–	4,040	–	4,040		–	3,618	–	3,618
	–	4,040	–	4,040		–	3,618	–	3,618
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	9,663	–	9,663		–	12,731	–	12,731
Provinces	–	12,927	–	12,927		–	9,507	–	9,507
U.S. federal, state, municipal governments, and agencies debt	–	40,737	–	40,737		–	45,766	–	45,766
Other OECD government guaranteed debt	–	14,407	–	14,407		–	19,896	200	20,096
Mortgage-backed securities	–	5,437	–	5,437		–	6,633	–	6,633
Other debt securities
Asset-backed securities	–	15,888	–	15,888		–	21,407	562	21,969
Non-agency collateralized mortgage obligation portfolio	–	247	–	247		–	472	–	472
Corporate and other debt	–	7,810	24	7,834		–	8,483	24	8,507
Equity securities
Common shares	89	2	1,507	1,598		309	3	1,492	1,804
Preferred shares	198	–	44	242		235	–	135	370
Loans	–	2,124	–	2,124		–	2,745	–	2,745
	287	109,242	1,575	111,104		544	127,643	2,413	130,600
Securities purchased under reverse repurchase agreements	–	4,843	–	4,843		–	3,920	–	3,920
FINANCIAL LIABILITIES
Trading deposits	–	22,793	4,092	26,885		–	111,680	3,024	114,704
Derivatives
Interest rate contracts	19	14,404	83	14,506		24	9,646	63	9,733
Foreign exchange contracts	21	29,374	4	29,399		18	34,897	3	34,918
Credit contracts	–	420	–	420		–	386	–	386
Equity contracts	–	2,877	1,514	4,391		–	1,319	1,077	2,396
Commodity contracts	266	1,040	29	1,335		134	695	8	837
	306	48,115	1,630	50,051		176	46,943	1,151	48,270
Securitization liabilities at fair value	–	13,058	–	13,058		–	12,618	–	12,618
Financial liabilities designated at fair value through profit or loss	–	105,110	21	105,131		–	2	14	16
Obligations related to securities sold short [2]	878	28,778	–	29,656		1,142	38,336	–	39,478
Obligations related to securities sold under repurchase agreements	–	2,973	–	2,973		–	3,797	–	3,797
[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value[1]
(millions of Canadian dollars)								As at
	October 31, 2019				October 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$169	$78,195	$10	$78,374	$119	$59,828	$1	$59,948
Other debt securities	–	52,368	2	52,370	–	43,826	2,490	46,316
Total debt securities at amortized cost, net of allowance for credit losses	169	130,563	12	130,744	119	103,654	2,491	106,264
Total loans, net of allowance for loan losses	–	221,405	466,749	688,154	–	208,794	433,748	642,542
Total assets with fair value disclosures	$169	$351,968	$466,761	$818,898	$119	$312,448	$436,239	$748,806

LIABILITIES
Deposits	$–	$892,597	$–	$892,597	$–	$846,148	$–	$846,148
Securitization liabilities at amortized cost	–	14,258	–	14,258	–	14,654	–	14,654
Subordinated notes and debentures	–	11,323	–	11,323	–	9,027	–	9,027
Total liabilities with fair value disclosures	$–	$918,178	$–	$918,178	$–	$869,829	$–	$869,829
[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.